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Genter Dividend Income Fund
SUMMARY SECTION — GENTER DIVIDEND INCOME FUND
Investment Objective
The investment objective of the Genter Dividend Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Genter Dividend Income Fund Genter Dividend Income Fund USD ($)
Maximum sales charge (load) imposed on purchases as a percentage of amount of offering price	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Genter Dividend Income Fund Genter Dividend Income Fund
Management fees	0.90%
Distribution (Rule 12b-1) fees	0.25%
Other expenses	0.71%
Total annual fund operating expenses	1.86%
Fees waived and/or expenses reimbursed	(0.61%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25%	[1]
[1]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Genter Dividend Income Fund | Genter Dividend Income Fund | USD ($)	127	397	825	2,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will generally invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities, including in American Depositary Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest in exchange-traded funds (“ETFs”) to manage the Fund’s cash holdings and gain exposure to the types of securities in which the Fund primarily invests. ETFs are investment companies that invest in portfolios of securities that are typically designed to track particular market segments or indices, the shares of which are bought and sold on a securities exchange.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of broad-based market indexes. Updated performance information is available by calling the Fund at 1-877-5GENTER. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	16.02%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(26.53)%	Quarter Ended 03/31/2020

Average Annual Total Returns for periods ended December 31, 2023
Average Annual Returns - Genter Dividend Income Fund	Label	1 Year		5 Years		10 Years
Genter Dividend Income Fund	Return Before Taxes	5.63%		10.54%		7.82%
Return After Taxes on Distributions | Genter Dividend Income Fund	Return After Taxes on Distributions	4.94%	[1]	9.36%	[1]	6.46%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Genter Dividend Income Fund	Return After Taxes on Distributions and Sale of Fund Shares	3.78%	[1]	8.22%	[1]	6.03%	[1]
S&P 500 Value Index1 (reflects no deduction for fees, expenses or taxes)	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	22.23%	[2]	14.11%	[2]	10.01%	[2]
MSCI US Investable Market High Dividend Yield Index1 (reflects no deduction for fees, expenses or taxes)	MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	6.56%	[2]	9.90%	[2]	9.09%	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.